(Loss)/Income Per Share	12 Months Ended
Jun. 30, 2024
(Loss)/Income Per Share [Abstract]
(Loss)/Income per share
18.	(Loss)/Income per share

Basic net (loss)/income per share is the amount of net loss available to each share of ordinary shares outstanding during the reporting period. Diluted net loss per share is the amount of net loss available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary equivalent shares.

On May 31, 2022, the Company completed the Reorganization and issued 54,642,638 ordinary shares, of which 47,812,308 ordinary shares were outstanding, and issued 100,843,631 preferred shares which had the same number and terms of preferred shares originally issued by EW immediately before the Reorganization completion (See Note 16 and 17).

In computing the basic and diluted net (loss)/income per share for the periods presented, the effect of the Reorganization was accounted for in a manner similar to a stock split or stock dividend which was accounted for in accordance with ASC 260. Thus, the number of the ordinary shares and preferred shares newly issued by the Company was retrospectively included since the beginning of the earliest period presented or the original issuance date of Predecessors, whichever is later, in calculating the net (loss)/income per ordinary share.

Basic net (loss)/income per share and diluted net (loss)/income per share were calculated in accordance with ASC 260 Earnings per share for the years ended June 30, 2022, 2023 and 2024 as below:

	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB

Numerator:
Net (loss)/income	(233,426)	(108,652)	385,527
Net income attributable to noncontrolling interests	-	115	-
Net (loss)/Income attributable to QuantaSing Group Limited	(233,426)	(108,537)	385,527
Allocation of accretion of Predecessors’ preferred shares (i)	(22,655)	-	-
Accretion of the Company’s preferred shares subsequent to the Reorganization completion date	(2,987)	(22,379)	-
Net (loss)/income attributable to ordinary shareholders of QuantaSing Group Limited	(259,068)	(130,916)	385,527
Denominator:
Weighted average number of ordinary shares outstanding (ii)
— basic	49,270,950	103,948,398	164,998,649
— diluted	49,270,950	103,948,398	170,045,651
Net (loss)/income per share
— basic	(5.26)	(1.26)	2.34
— diluted	(5.26)	(1.26)	2.27

For the purpose of calculating net (loss)/income per share for the periods before the Step 2 Reorganization, accretion and the deemed dividend incurred by the preferred shares issued by WN and EW (the “Predecessors’ preferred shares”) were allocated to the Listing Businesses based on the relative fair value of the Listing Businesses and the Predecessors group.

(i)	The accretion of Predecessors’ preferred shares to redemption value attributable to the Listing Businesses was RMB22,655, nil and nil for the years ended June 30, 2022, 2023 and 2024 respectively.

(ii)	Basic and diluted net (loss)/income per share are computed using the weighted average number of ordinary shares outstanding during the period, including 2,276,065, 3,318,369 and 3,092,516 vested options with nominal exercise price for the years ended June 30, 2022, 2023 and 2024.

For the years ended June 30, 2022 and 2023, the Company had potential ordinary shares, including preferred shares, share options and restricted shares. On a weighted average basis, 100,843,631, and 58,295,907 preferred shares, 13,021,497 and 14,040,780 share options, and 7,647,753 and 814,341 restricted shares were excluded from the computation of diluted net (loss)/income per ordinary share because including them would have had an anti-dilutive effect for the years ended June 30, 2022 and 2023, respectively.